13. Property and Equipment (Details - Accum Amort) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	$ 7,614	$ 11,047
Depreciation charge for the year	3,508	3,574	$ 3,229	[1]
Property and equipment, ending balance	6,549	7,614	11,047
Property and equipment, net	6,549	7,614	11,047
Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	2,287	3,603
Property and equipment, ending balance	1,473	2,287	3,603
Property and equipment, net	1,473	2,287	3,603
Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	918	768
Property and equipment, ending balance	920	918	768
Property and equipment, net	920	918	768
Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	4,409	6,676
Property and equipment, ending balance	4,156	4,409	6,676
Property and equipment, net	4,156	4,409	6,676
Accumulated Depreciation [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	101,572	97,619	93,975
Depreciation charge for the year	3,410	3,953	3,644
Property and equipment, ending balance	104,982	101,572	97,619
Property and equipment, net	101,572	101,572	97,619
Accumulated Depreciation [Member] | Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	86,998	86,143	85,648
Depreciation charge for the year	661	855	495
Property and equipment, ending balance	87,659	86,998	86,143
Property and equipment, net	86,998	86,998	86,143
Accumulated Depreciation [Member] | Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	108	108	108
Depreciation charge for the year	0	0	0
Property and equipment, ending balance	108	108	108
Property and equipment, net	108	108	108
Accumulated Depreciation [Member] | Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	14,466	11,368	8,219
Depreciation charge for the year	2,749	3,098	3,149
Property and equipment, ending balance	17,215	14,466	11,368
Property and equipment, net	$ 14,466	$ 14,466	$ 11,368

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)